Organization and Business Description (Details)						12 Months Ended
		Apr. 16, 2026 USD ($)	Jan. 25, 2025 $ / shares shares	Jan. 23, 2025 HKD ($) shares	Jan. 23, 2025 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 $ / shares
Organization and Business Description (Details) [Line Items]
Par value	[1]
Gross proceeds		$ 5,435,772		$ 71,462,841	$ 9,200,000	$ 0	$ 0	$ 71,462,841
IPO [Member]
Organization and Business Description (Details) [Line Items]
Shares issued | shares				2,000,000	2,000,000
Par value					$ 4
Gross proceeds				$ 64,093,706	$ 8,238,371
Over-Allotment Option [Member]
Organization and Business Description (Details) [Line Items]
Gross proceeds				$ 7,369,135	$ 947,202
R.F. Lafferty & Co., Inc. [Member] | Over-Allotment Option [Member]
Organization and Business Description (Details) [Line Items]
Purchase additional ordinary shares | shares			300,000
Shares issued, price per share			$ 4

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)